Loss per Share Attributable to Ordinary Equity Holders of the Parent - Summary of Calculations of Basic and Diluted Loss per Share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Basic earnings per share [abstract]
Loss attributable to ordinary equity holders of the parent, used in the basic earnings per share calculation	$ (446,349)	$ (403,582)	$ (266,373)
Weighted average number of ordinary shares in issue during the year used in the basic earnings per share calculation (in shares)	318,083,913	281,703,291	236,305,234